CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2019	2020	2020
	RUB	RUB	$
Cash	35,829	60,006	812.3
Cash equivalents:
Bank deposits (1)	20,192	72,369	979.6
Investments in money market funds	3	4	0.1
Other cash equivalents	391	19	0.2
Total cash and cash equivalents	56,415	132,398	1,792.2
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

Schedule of accounts receivable

	2019	2020	2020
	RUB	RUB	$
Trade accounts receivable - third parties	18,345	27,238	368.7
Trade accounts receivable - related parties (Note 18)	302	—	—
Allowance for credit losses	(815)	(1,798)	(24.3)
Total accounts receivable, net	17,832	25,440	344.4

Schedule of movements in the allowance for doubtful accounts

	2019	2020	2020
	RUB	RUB	$
Balance at the beginning of the period	670	815	11.0
Adoption of ASU No. 2016-13 (Note 1)	—	214	2.9
Current period provision for expected credit losses	311	865	11.7
Write-off	(166)	(179)	(2.4)
Foreign exchange difference	—	83	1.1
Balance at the end of the period	815	1,798	24.3

Schedule of other current assets

	2019	2020	2020
	RUB	RUB	$
VAT reclaimable	3,879	7,573	102.5
Prepaid income tax	1,321	1,484	20.1
Loans to employees	998	1,238	16.8
Other receivables	1,009	819	11.1
Loans granted to third parties	328	528	7.1
Current content assets	395	499	6.8
Interest receivable	409	426	5.8
Prepaid other taxes	107	148	2.0
Restricted cash	22	29	0.3
Loans granted to related parties (Note 18)	5	6	0.1
Other	324	200	2.7
Total other current assets	8,797	12,950	175.3

Schedule of other non-current assets

	2019	2020	2020
	RUB	RUB	$
Loans to employees	2,763	3,855	52.2
VAT reclaimable	820	718	9.7
Contract assets	—	234	3.2
Loans granted to related parties (Note 18)	38	32	0.4
Restricted cash	16	19	0.3
Loans granted to third parties	37	18	0.2
Interest receivable	6	—	—
Other non-current assets	14	17	0.2
Total other non-current assets	3,694	4,893	66.2

Schedule of investments in non-marketable equity securities

	2019	2020	2020
	RUB	RUB	$
Yandex.Market B.V.	25,075	—	—
Yandex.Money	2,132	—	—
Unaffiliated technology companies	447	636	8.6
Venture capital funds	419	499	6.8
Total investments in non-marketable equity securities	28,073	1,135	15.4

Schedule of financial information of equity method investee Yandex.Market B.V.

2019
RUB
Current assets	30,136
Non-current assets	6,297
Current liabilities	7,448
Non-current liabilities	5,140

Schedule of results of operations

	2018*	2019	2020**	2020
	RUB	RUB	RUB	$
Total revenues	6,196	19,370	14,964	202.6
Total operating expenses	(8,026)	(28,900)	(19,990)	(270.6)
Net loss	(611)	(7,777)	(4,514)	(61.1)

* From April 28 through December 31, 2018

** From January 1 through July 23, 2020

Schedule of accounts payable and accrued liabilities

	2019	2020	2020
	RUB	RUB	$
Trade accounts payable and accrued liabilities - third parties	21,443	30,647	414.8
Trade accounts payable and accrued liabilities - related parties (Note 18)	11	—	—
Operating lease liabilities, current (Note 8)	10,603	8,620	116.7
Salary and other compensation expenses payable/accrued to employees	2,459	4,046	54.8
Finance lease liability, current (Note 8)	462	321	4.3
Total accounts payable and accrued liabilities	34,978	43,634	590.6

Schedule components of other (loss)/income, net

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	1,169	(1,294)	2,835	38.4
Other	(39)	94	(431)	(6.0)
Total other income/(loss), net	1,130	(1,200)	2,404	32.4

Schedule of reclassifications of losses out of accumulated other comprehensive income

	Location	2018	2019	2020	2020
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income/(loss), net	—	—	893	12.1